T. ROWE PRICE Real Estate Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.1%
REAL ESTATE  97.9%
Agriculture/Land  1.3%
Rayonier, REIT  344,786 7,110
Weyerhaeuser, REIT  33,120 809
7,919
Apartment Residential  17.3%
American Homes 4 Rent, Class A, REIT  396,493 11,070
Apartment Investment & Management, Class A, REIT  469,931 1,912
AvalonBay Communities, REIT  103,080 16,838
Camden Property Trust, REIT  68,140 6,654
Equity LifeStyle Properties, REIT  288,431 18,004
Equity Residential, REIT  259,199 15,332
Essex Property Trust, REIT  94,718 22,922
Sun Communities, REIT  119,100 15,002
107,734
Data Centers  11.8%
Digital Realty Trust, REIT  26,500 4,776
Equinix, REIT  69,781 68,402
73,178
Health Care  16.2%
Alexandria Real Estate Equities, REIT  100,835 4,681
Healthcare Realty Trust, REIT  182,783 3,105
Ventas, REIT  317,739 25,985
Welltower, REIT  337,288 66,685
100,456
Industrial  16.6%
EastGroup Properties, REIT  95,049 17,593
Lineage, REIT (1) 75,902 2,487
Prologis, REIT  363,553 48,054
Rexford Industrial Realty, REIT  583,177 19,087
Terreno Realty, REIT  263,847 16,206
103,427
Infrastructure  10.1%
American Tower, REIT  254,539 43,928
Crown Castle, REIT  233,264 18,967
62,895
Lodging & Leisure  2.2%
Apple Hospitality REIT, REIT (1) 455,888 5,247

T. ROWE PRICE Real Estate Fund

Shares $ Value
(Cost and value in $000s)
‡
Hilton Worldwide Holdings  12,922 3,930
Pebblebrook Hotel Trust, REIT (1) 337,462 4,262
13,439
Office  2.3%
Douglas Emmett, REIT (1) 537,573 5,064
Kilroy Realty, REIT (1) 140,553 3,965
SL Green Realty, REIT (1) 29,700 1,097
Vornado Realty Trust, REIT  155,200 4,034
14,160
Other Real Estate  0.6%
CBRE Group, Class A (2) 26,916 3,646
3,646
Regional Mall  4.1%
Simon Property Group, REIT  137,163 25,585
25,585
Self Storage  7.9%
CubeSmart, REIT  284,252 10,418
Public Storage, REIT  115,167 31,196
Smartstop Self Storage REIT, REIT (1) 236,297 7,155
48,769
Shopping Center  7.0%
Acadia Realty Trust, REIT (1) 616,075 11,780
Federal Realty Investment Trust, REIT  66,388 7,051
Kimco Realty, REIT  41,566 934
Regency Centers, REIT  315,875 23,899
43,664
Triple Net  0.5%
VICI Properties, REIT  117,400 3,207
3,207
Total Real Estate 608,079
Total Miscellaneous Common Stocks  0.2% (3) 1,445
Total Common Stocks (Cost $363,172) 609,524
SHORT-TERM INVESTMENTS  1.5%
Money Market Funds  1.5%
T. Rowe Price Government Reserve Fund, 3.71% (4)(5) 9,446,408 9,446
Total Short-Term Investments (Cost $9,446) 9,446

T. ROWE PRICE Real Estate Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  1.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.5%
Money Market Funds 1.5%
T. Rowe Price Treasury Reserve Fund, 3.68% (4)(5) 9,266,463 9,266
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 9,266
Total Securities Lending Collateral (Cost $9,266) 9,266
Total Investments in Securities  101.1%
(Cost $381,884) $ 628,236
Other Assets Less Liabilities (1.1)% (6,843)
Net Assets 100.0% $ 621,393
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at March 31, 2026.
(2) Non-income producing
(3) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4) Seven-day yield
(5) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Real Estate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ — $ — $ 51
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ —# $ — $ 51+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 3,734  ¤  ¤ $ 9,446
T. Rowe Price Treasury
Reserve Fund, 3.68% 13,581  ¤  ¤ 9,266
Total $ 18,712^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $51 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $18,712.

T. ROWE PRICE Real Estate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Real Estate Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Real Estate Fund, Inc.
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Real Estate Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Real Estate Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On March 31, 2026 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F122-054Q1 03/26